Derivative Financial Instruments - Outstanding Derivative Contracts Entered into Hedge Forecasted Purchases and Future Cash Receipts (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 104,681	$ 279,655
Fair Value	3,424	7,496
Inventory Commodity [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	100,549	262,798
Fair Value	3,181	7,906
Inventory Commodity [Member] | Minimum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-08	2012-11
Inventory Commodity [Member] | Maximum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2014-10	2013-10
Accounts receivable Commodity [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	4,132	16,857
Fair Value	$ 243	$ (410)
Accounts receivable Commodity [Member] | Minimum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-08	2012-11
Accounts receivable Commodity [Member] | Maximum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-10	2013-10